Investment Strategy	Oct. 16, 2026
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by maintaining exposure to the price return of the SPDR® S&P 500® ETF Trust (“SPY”) and/or options on the S&P 500® Index (collectively, the “Reference Asset”) and by implementing two separate options overlays: an income strategy using put credit spreads and a daily downside-hedging strategy using short-dated broken-strike put ratio backspreads. The Fund may obtain its long exposure by purchasing SPY directly or by purchasing and selling a combination of call and put options on the Reference Asset that is designed to provide synthetic long exposure. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY or in options contracts that utilize SPY or the S&P 500® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund seeks to generate current income by selling put credit spreads on the Reference Asset. A put credit spread generally consists of selling a put option and purchasing a put option with the same expiration date and a lower strike price. The premium received from the sold put, less the premium paid for the purchased put, is the maximum potential profit of the spread. The spread’s maximum potential loss generally equals the difference between the two strike prices, less the net premium received. The Adviser will select the expirations, strike prices, widths and position sizes of the put credit spreads based on prevailing volatility, liquidity, market conditions and the Fund’s risk limits. The income strategy will not require the Fund to write call options over its long exposure and therefore will not directly cap the Fund’s participation in gains of the Reference Asset; however, losses on the put credit spreads may offset gains on the Fund’s long exposure and may reduce or eliminate income available for distribution.

The Fund’s long exposure may consist of direct investments in SPY and/or synthetic long positions. A synthetic long position generally consists of purchasing a call option and selling a put option on the same Reference Asset with substantially similar strike prices and expiration dates. The value of the Fund’s synthetic long exposure will rise and fall with the Reference Asset, subject to option pricing, financing, transaction costs and other factors. The written puts used to create synthetic long exposure are separate from the put credit spreads used to seek current income.

The Fund also intends to establish a short-dated downside hedge on each business day, generally during the afternoon, using options that expire on the next trading day. The hedge generally will be structured as a broken-strike put ratio backspread, sometimes referred to as a put ladder. In a representative structure, the Fund will sell one put at or near the current value of the Reference Asset, purchase one put at a somewhat lower strike price and purchase an additional put at a still-lower strike price. The Fund may use different strike relationships, quantities or expirations when the Adviser determines that doing so is appropriate. The hedge may be established for a net credit or a net debit.

The daily hedge is designed to provide increasing downside protection after the Reference Asset falls sufficiently below the lowest purchased-put strike. If the Reference Asset remains above the sold-put strike through expiration, the options may expire worthless and the Fund may retain any net credit received or lose any net debit paid. If the Reference Asset declines modestly and finishes between or near the option strikes, the hedge may incur a loss and may increase the Fund’s loss relative to holding the Reference Asset without the hedge. If the Reference Asset declines sufficiently below the lowest purchased-put strike, gains on the purchased puts are expected to increase and may offset a portion of additional losses on the Fund’s long exposure. The hedge is reset frequently and is designed principally for short, sharp declines; it may not protect against a gradual or multi-day decline, and there is no guarantee that it will limit the Fund’s losses to any specified amount.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or Flexible Exchange® options (“FLEX Options”) that utilize SPY or the S&P 500® Index as the reference asset. The Fund will invest only in options contracts listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms and are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are exchange-listed options with customizable terms, including strike price, expiration date, exercise style and settlement terms, and are also guaranteed for settlement by the OCC. Options on SPY generally are American-style and may be exercised before expiration, while certain options on the S&P 500® Index are European-style and may be exercised only at expiration. The Fund may close, roll, exercise or permit options to expire, and may use the shortest suitable available expiration if next-trading-day options are unavailable or insufficiently liquid. Because the Fund expects to purchase and sell options frequently, including on a daily basis for the hedging strategy, it will have high portfolio turnover and will incur significant transaction costs.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.
The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. There is no guarantee that any hedging strategy, including the purchase and sale of put options, will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The SPDR® S&P 500® ETF Trust is an exchange-traded fund that seeks to track the performance of the S&P 500® Index and provides exposure to large-cap U.S. equity securities across multiple industries. Information provided to or filed with the Securities and Exchange Commission can be located by reference to the Securities and Exchange Commission file number 33-46080 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding SPY and the S&P 500® Index may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in SPY or the S&P 500® Index, and Fund shareholders are not entitled to dividends paid by SPY or the component securities of the S&P 500® Index. The Fund’s investment strategy is not intended to track the performance of the Reference Asset, and the Fund’s performance will differ from that of the Reference Asset. Those differences will depend on, among other things, the value of the Reference Asset, the performance of the Fund’s put credit spreads and daily hedge, the cost and availability of options, transaction costs, and the return on U.S. Treasury securities and money market instruments held by the Fund. The Fund does not write call options as its principal income strategy, so its long exposure is not directly capped by a written-call strike; nevertheless, option losses and expenses may materially reduce the Fund’s participation in gains of the Reference Asset. There is no guarantee that suitable options will be available each day or that the Fund will achieve either investment objective.

The Fund will seek to provide weekly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given week. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding SPY and the S&P 500® Index from publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SPY or the S&P 500® Index is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus that would affect the trading price of SPY or the level of the S&P 500® Index have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SPY or the S&P 500® Index could affect the value of the Fund’s investments with respect to the Reference Asset and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of
its net assets (plus any borrowings for investment purposes) in SPY or in options contracts that utilize SPY or the S&P 500® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by maintaining exposure to the price return of the Invesco QQQ TrustSM (“QQQ”) and/or options on the Nasdaq-100® Index (collectively, the “Reference Asset”) and by implementing two separate options overlays: an income strategy using put credit spreads and a daily downside-hedging strategy using short-dated broken-strike put ratio backspreads.
The Fund may obtain its long exposure by purchasing QQQ directly or by purchasing and selling a combination of call and put options on the Reference Asset that is designed to provide synthetic long exposure. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in QQQ or in options contracts that utilize QQQ or the Nasdaq-100® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund seeks to generate current income by selling put credit spreads on the Reference Asset. A put credit spread generally consists of selling a put option and purchasing a put option with the same expiration date and a lower strike price. The premium received from the sold put, less the premium paid for the purchased put, is the maximum potential profit of the spread. The spread’s maximum potential loss generally equals the difference between the two strike prices, less the net premium received.

The Adviser will select the expirations, strike prices, widths and position sizes of the put credit spreads based on prevailing volatility, liquidity, market conditions and the Fund’s risk limits. The income strategy will not require the Fund to write call options over its long exposure and therefore will not directly cap the Fund’s participation in gains of the Reference Asset; however, losses on the put credit spreads may offset gains on the Fund’s long exposure and may reduce or eliminate income available for distribution.

The Fund’s long exposure may consist of direct investments in QQQ and/or synthetic long positions. A synthetic long position generally consists of purchasing a call option and selling a put option on the same Reference Asset with substantially similar strike prices and expiration dates. The value of the Fund’s synthetic long exposure will rise and fall with the Reference Asset, subject to option pricing, financing, transaction costs and other factors. The written puts used to create synthetic long exposure are separate from the put credit spreads used to seek current income.

The Fund also intends to establish a short-dated downside hedge on each business day, generally during the afternoon, using options that expire on the next trading day. The hedge generally will be structured as a broken-strike put ratio backspread, sometimes referred to as a put ladder. In a representative structure, the Fund will sell one put at or near the current value of the Reference Asset, purchase one put at a somewhat lower strike price and purchase an additional put at a still-lower strike price. The Fund may use different strike relationships, quantities or expirations when the Adviser determines that doing so is appropriate. The hedge may be established for a net credit or a net debit.

The daily hedge is designed to provide increasing downside protection after the Reference Asset falls sufficiently below the lowest purchased-put strike. If the Reference Asset remains above the sold-put strike through expiration, the options may expire worthless and the Fund may retain any net credit received or lose any net debit paid. If the Reference Asset declines modestly and finishes between or near the option strikes, the hedge may incur a loss and may increase the Fund’s loss relative to holding the Reference Asset without the hedge.

If the Reference Asset declines sufficiently below the lowest purchased-put strike, gains on the purchased puts are expected to increase and may offset a portion of additional losses on the Fund’s long exposure. The hedge is reset frequently and is designed principally for short, sharp declines; it may not protect against a gradual or multi-day decline, and there is no guarantee that it will limit the Fund’s losses to any specified amount. The Adviser may close or monetize the hedge before expiration and may adjust the hedge ratio, strike distances or position size in response to liquidity, volatility and risk-management considerations.

Because the Fund uses put credit spreads rather than written calls as its principal income strategy, the income overlay does not directly limit participation in gains of the Reference Asset above a call strike. However, the Fund will remain exposed to losses on its written put positions, and losses from the income and hedging overlays may offset gains on the Fund’s long exposure. The Fund’s overall return therefore may be materially less than the return of the Reference Asset in rising markets and may be more negative than the Reference Asset during certain modest declines.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize QQQ or the Nasdaq-100® Index as the reference asset. The Fund will invest only in options contracts listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms and are guaranteed for settlement by the OCC. FLEX Options are exchange-listed options with customizable terms, including strike price, expiration date, exercise style and settlement terms, and are also guaranteed for settlement by the OCC. Options on QQQ generally are American-style and may be exercised before expiration, while certain options on the Nasdaq-100® Index are European-style and may be exercised only at expiration. The Fund may close, roll, exercise or permit options to expire, and may use the shortest suitable available expiration if next-trading-day options are unavailable or insufficiently liquid. Because the Fund expects to purchase and sell options frequently, including on a daily basis for the hedging strategy, it will have high portfolio turnover and will incur significant transaction costs.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. There is no guarantee that any hedging strategy, including the purchase and sale of put options, will be effective.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Invesco QQQ TrustSM is an exchange-traded fund that seeks to track the performance of the Nasdaq-100® Index and provides exposure to large-cap growth-oriented companies, primarily in the technology and consumer discretionary sectors, among others. Information provided to or filed with the Securities and Exchange Commission can be located through the Commission’s website at www.sec.gov. In addition, information regarding QQQ and the Nasdaq-100® Index may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

An investment in the Fund is not an investment in QQQ or the Nasdaq-100® Index, and Fund shareholders are not entitled to dividends paid by QQQ or the component securities of the Nasdaq-100® Index. The Fund’s investment strategy is not intended to track the performance of the Reference Asset, and the Fund’s performance will differ from that of the Reference Asset. Those differences will depend on, among other things, the value of the Reference Asset, the performance of the Fund’s put credit spreads and daily hedge, the cost and availability of options, transaction costs, and the return on U.S. Treasury securities and money market instruments held by the Fund. The Fund does not write call options as its principal income strategy, so its long exposure is not directly capped by a written-call strike; nevertheless, option losses and expenses may materially reduce the Fund’s participation in gains of the Reference Asset. There is no guarantee that suitable options will be available each day or that the Fund will achieve either investment objective.

The Fund will seek to provide weekly distributions. Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital. There is no guarantee that the Fund will make a distribution in any given week. A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund. Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

The Fund has derived all disclosures contained in this document regarding QQQ and the Nasdaq-100® Index from publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding QQQ or the Nasdaq-100® Index is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus that would affect the trading price of QQQ or the level of the Nasdaq-100® Index have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning QQQ or the Nasdaq-100® Index could affect the value of the Fund’s investments with respect to the Reference Asset and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in QQQ or in options contracts that utilize QQQ or the Nasdaq-100® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.